STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 12. STOCKHOLDERS’ EQUITY

Authorized Capital

The Company is currently authorized to issue up to 500,000,000 shares of Class A common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share as of June 30, 2025 No preferred stock has been issued.

The Company has reserved shares of Class A common stock for issuance related to the following as of June 30, 2025:

Warrants to purchase Class A common stock	17,900,000
Employee stock purchase plan	1,000,000
RSUs, issued and outstanding	2,684,000
Stock options and RSUs, authorized for future issuance	7,765,264
Total shares reserved	29,349,264

Warrants to Purchase Common Stock

In connection with the closing of the Business Combination, all outstanding warrants to purchase Focus Impact common stock were converted into rollover warrants to purchase New XCF Class A common stock. As of June 30,2025, there were 17,900,000 rollover warrants outstanding to purchase Class A common stock.

Common Stock

The Company is currently authorized to issue up to 500,000,000 shares of Class A common stock with a par value of $0.0001. In connection with the Business Combination, Focus Impact converted the 4,670,544 shares of Class A common stock and 651,919 shares of Class B common stock of Focus Impact into 5,322,463 of New XCF Class A common stock. For periods prior to the Business Combination as disclosed in Note 1 above, the reported share and per share amounts have been retroactively converted by the exchange ratio of 0.6862. As of June 30, 2025 and December 31, 2024, 149,264,925 and 140,227,818 shares of common stock were issued and outstanding, respectively. The holders of the Company’s common stock are entitled to receive dividends equally when, as and if declared by the Board of Directors, out of funds legally available.

The holders of the Company’s Class A common stock have sole voting rights, one vote for each share held of record, and are entitled upon liquidation of the Company to share ratably in the net assets of the Company available for distribution after payment of all obligations of the Company and after provision has been made with respect to each class of stock, if any, having preference over the Class A common stock. The shares of Class A common stock are not redeemable and have no preemptive or similar rights.

Stock-Based Compensation

On June 6, 2025, the Company’s board of directors adopted and stockholders approved the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan became effective immediately upon the closing of the Business Combination Agreement. The 2025 Plan provides for the grant of incentive stock options (“ISO”), nonstatutory stock options (“NSO”), stock appreciation rights (“SARs”), restricted stock awards (“RSA”), restricted stock unit awards (“RSU”), performance awards, other awards, and cash awards. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award. Initially, a maximum number of 10,449,264 shares of New XCF Class A common stock may be issued under the 2025 Plan. In addition, the number of shares of New XCF Class A common stock reserved for issuance under the 2025 Plan will automatically increase on January 1 of each year, starting on January 1, 2025 and ending on (and including) January 1, 2034, in an amount equal to five percent (5.0%) of the total number of shares of the Company’s Capital Stock outstanding on December 31 of the preceding year; provided, however, that the Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of Shares.

XCF GLOBAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

A summary of RSU activity for the six months ended June 30, 2025, under the 2025 Plan is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested as of December 31, 2024	-
Granted	2,684,000		$22.00
Vested and released	-	$
Cancelled or forfeited	-	$
Unvested as of June 30, 2025	2,684,000		$22.00

Stock-based compensation expense

Stock-based compensation expense of $1,186,605 was recognized for the three and six months ended June 30, 2025 and no stock-based compensation expenses were recognized during the three and six months ended June 30, 2024. The stock-based compensation is recorded in general and administrative in the unaudited condensed consolidated statements of operations.

As of June 30, 2025, there was a total of $57,861,395 of unrecognized stock-based compensation costs related to RSUs. Such compensation cost is expected to be recognized over a weighted-average period of approximately 3.72 years.

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 11. STOCKHOLDERS’ EQUITY

Authorized Capital

The Company is currently authorized to issue up to 900,000,000 shares of common stock, par value $0.001 per share, and 100,000,000 shares of preferred stock, par value $0.001 per share.

Common Stock

The Company is presently authorized to issue up to 900,000,000 shares of common stock, $0.001 par value per share, of which 74,999,777 and 62,329,743 shares of common stock were issued and outstanding as of December 31, 2024, and 2023, respectively. The holders of the Company’s common stock are entitled to receive dividends equally when, as and if declared by the Board of Directors, out of funds legally available.

The holders of the Company’s common stock have sole voting rights, one vote for each share held of record, and are entitled upon liquidation of the Company to share ratably in the net assets of the Company available for distribution after payment of all obligations of the Company and after provision has been made with respect to each class of stock, if any, having preference over the common stock, currently including the Company’s preferred stock. The shares of common stock are not redeemable and have no preemptive or similar rights.

Convertible Notes – Conversions

During the year ended December 31, 2024, and period February 9, 2023 (inception) to December 31, 2023, the Company issued 12,670,034 and 17,500,000 shares of common stock, respectively, in connection with the conversion of the convertible notes discussed in Note 6.